Commitments and Contingencies (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Restricted Cash and Investments Current [Abstract]
Restricted cash - Collateral standby letters of credit in the name of the Companys insurers	$ 6,467	$ 6,167